UNAUDITED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Millions	Share capital [member]	Share isuance cost [member]	Capital reserve capital transactions and treasury shares [member]	Cumulative translation adjustment [member]	Cash flow hedge highly probable future exports [member]	Actuarial gains (losses) on defined benefit pension plans [member]	Other comprehensive income (loss) and deemed cost [member]	Legal [member]	Statutory [member]	Tax incentives [member]	Profit retention [member]	Retained earnings [member]	Equity attributable to shareholders of Petrobras [member]	Non-controlling interests [member]	Total
Balance at beginning at Dec. 31, 2018	$ 107,380	$ 107,101	$ 1,067	$ (67,316)	$ (13,292)	$ (13,224)	$ (94,785)	$ 8,257	$ 2,452	$ 923	$ 58,161		$ 71,544	$ 1,631	$ (13,292)
Realization of deemed cost
Capital transactions														(92)	(92)
Net income													5,881	179	6,060
Other comprehensive income (loss)				584	1,565	1	(19)						2,131	5	2,136
Appropriations:
Dividends													(327)	(210)	(537)
Balance at ending at Jun. 30, 2019	107,380	107,101	1,067	(66,732)	(11,727)	(13,223)	(92,654)	8,257	2,452	923	58,161		73,675	1,513	80,742
Balance at beginning at Dec. 31, 2019	107,380	107,101	1,064	(68,721)	(13,540)	(17,322)	(100,469)	8,745	2,702	1,102	65,627		73,323	892	74,215
Realization of deemed cost
Capital transactions														(49)	(49)
Net income												(10,132)	(10,132)	(280)	(10,412)
Other comprehensive income (loss)				(5,245)	(14,506)	1,496	(604)						(18,859)	21	(18,838)
Appropriations:
Dividends														(44)	(44)
Balance at ending at Jun. 30, 2020	$ 107,380	$ 107,101	$ 1,064	$ (73,966)	$ (28,046)	$ (15,826)	$ (119,328)	$ 8,745	$ 2,702	$ 1,102	$ 65,627	$ (10,132)	$ 44,332	$ 540	$ 44,872